Note 17 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes	$ 64,647	$ 55,114
Interest	$ 49,717	$ 23,687